Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

November 30, 2019

ENS-QTLY-0120
1.810703.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Energy Equipment & Services - 91.2%
Oil & Gas Drilling - 15.7%
Borr Drilling Ltd. (a)(b)	92,112	$598,276
Helmerich & Payne, Inc.	103,498	4,091,276
Independence Contract Drilling, Inc. (a)	1,249,655	987,227
Nabors Industries Ltd. (b)	3,065,478	6,314,885
Odfjell Drilling Ltd. (a)(b)	2,107,082	5,813,396
Patterson-UTI Energy, Inc.	636,290	5,688,433
Shelf Drilling Ltd. (a)(c)	2,869,276	5,865,636
Transocean Ltd. (United States) (a)(b)	114,800	571,704
Valaris PLC Class A (b)	44,362	188,982
		30,119,815
Oil & Gas Equipment & Services - 75.5%
Apergy Corp. (a)	146,648	3,745,390
Archrock, Inc.	366,816	3,084,923
Baker Hughes, A GE Co. Class A	1,270,438	28,483,220
Cactus, Inc.	139,300	4,205,467
Core Laboratories NV (b)	20,000	876,000
CSI Compressco LP	1,243,883	3,022,636
Dril-Quip, Inc. (a)	110,000	4,648,600
Forum Energy Technologies, Inc. (a)	664,397	870,360
Frank's International NV (a)(b)	370,583	1,889,973
FTS International, Inc. (a)	31,700	32,968
Halliburton Co.	1,148,250	24,101,768
Helix Energy Solutions Group, Inc. (a)	287,929	2,389,811
McDermott International, Inc. (a)(b)	350,099	280,219
National Oilwell Varco, Inc.	178,800	4,031,940
NCS Multistage Holdings, Inc. (a)	135,587	291,512
Oceaneering International, Inc. (a)	377,625	5,063,951
Oil States International, Inc. (a)	188,525	3,005,089
ProPetro Holding Corp. (a)	504,600	4,349,652
Ranger Energy Services, Inc. Class A (a)(b)	579,494	4,247,691
RigNet, Inc. (a)(b)	605,035	3,146,182
Schlumberger Ltd.	992,611	35,932,518
SEACOR Marine Holdings, Inc. (a)	100	1,183
Smart Sand, Inc. (a)(b)	499,990	1,159,977
Superior Energy Services, Inc. (a)(b)	460,600	131,271
TechnipFMC PLC	179,672	3,385,020
TETRA Technologies, Inc. (a)	1,545,822	1,901,361
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	8,943
U.S. Silica Holdings, Inc.	4,200	20,706
Weatherford International PLC (a)	2,162,766	49,095
		144,357,426

TOTAL ENERGY EQUIPMENT & SERVICES		174,477,241

Oil, Gas & Consumable Fuels - 8.3%
Oil & Gas Exploration & Production - 5.1%
National Energy Services Reunited Corp. (a)(b)	1,061,169	9,709,696
Oil & Gas Storage & Transport - 3.2%
Cheniere Energy, Inc. (a)	85,012	5,146,626
Golar LNG Ltd. (b)	72,833	948,286
		6,094,912

TOTAL OIL, GAS & CONSUMABLE FUELS		15,804,608

TOTAL COMMON STOCKS
(Cost $302,811,820)		190,281,849

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.61% (d)	620,943	621,067
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	5,968,487	5,969,084
TOTAL MONEY MARKET FUNDS
(Cost $6,589,754)		6,590,151
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $309,401,574)		196,872,000
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,536,833)
NET ASSETS - 100%		$191,335,167

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,865,636 or 3.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,745
Fidelity Securities Lending Cash Central Fund	49,150
Total	$68,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,104,089	$--	$805,986	$--	$(6,662,065)	$6,363,962	$--
Superior Drilling Products, Inc.	3,855,310	--	2,755,415	--	(3,822,347)	2,722,452	--
Total	$4,959,399	$--	$3,561,401	$--	$(10,484,412)	$9,086,414	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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